Income Taxes - Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Current provision:
Federal			$ 0	$ 0
State			80	30
Foreign			45	63
Total current provision			125	93
Deferred (benefit) provision:
Federal			(1,398)	26,737
State			(288)	1,157
Foreign			0	0
Total deferred (benefit) provision			(1,686)	27,894
Total income tax (benefit) provision	$ (8)	$ (455)	$ (1,561)	$ 27,987